CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 32,792	$ 35,558	$ 34,916
Cost of revenues	13,944	14,056	12,935
Gross profit	18,848	21,502	21,981
Operating expenses:
Research and development, net	4,005	4,032	3,933
Selling and marketing	9,954	9,008	9,998
General and administrative	6,154	6,978	6,969
Total operating expenses	20,113	20,018	20,900
Operating income (loss)	(1,265)	1,484	1,081
Financial income (expenses), net	(64)	141	(1,011)
Income (loss) before income taxes	(1,329)	1,625	70
Taxes on income (tax benefit)	(40)	(2,404)	2,261
Net income (loss) from continuing operations	(1,289)	4,029	(2,191)
Net income (loss) from discontinued operations	0	(198)	8,607
Net income (loss)	(1,289)	3,831	6,416
Net income (loss) attributable to:
Non-controlling interests from continuing operations	0	0	(1)
Senstar shareholders	(1,289)	3,831	6,417
Net income (loss)	$ (1,289)	$ 3,831	$ 6,416
Basic net income (loss) per share:
Continuing operations	$ (0.06)	$ 0.17	$ (0.09)
Discontinued operations	0	(0.01)	0.37
Basic net income (loss) per share	(0.06)	0.16	0.28
Diluted net income (loss) per share:
Continuing operations	(0.06)	0.17	(0.09)
Discontinued operations	0	(0.01)	0.37
Diluted net income (loss) per share	$ (0.06)	$ 0.16	$ 0.28